Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES:
Net Income (Loss) Attributable to Parent	$ (494)	$ (2,131)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	118	151
Gain on sale of fixed asset	(6)	0
Stock-based compensation	147	136
Change in allowance for doubtful accounts	(38)	34
Inventory write-offs	0	110
Changes in operating assets and liabilities:
Accounts receivable	(70)	(1,224)
Inventory	(601)	19
Prepaid expenses and other current assets	85	2
Other assets	20	22
Accounts payable	708	631
Accrued expenses	(153)	227
Taxes payable	(23)	(39)
Increase Decrease in Deferred Rent Payable	2	2
Increase (Decrease) in Other Deferred Liability	(14)	(12)
Net cash used in operating activities	(321)	(2,074)
INVESTING ACTIVITIES:
Purchase of fixed assets	0	(24)
Sale of fixed assets	38	85
Net cash provided by investing activities	38	61
FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	0	2,815
Payment of capital lease obligations	(47)	(11)
Net cash (used in) provided by financing activities	(47)	2,804
Net (decrease) increase in cash and cash equivalents	(330)	791
Effect of exchange rate changes on cash	4	0
Cash and cash equivalents, beginning of period	1,654	1,709
Cash and cash equivalents, end of period	1,328	2,500
Supplemental disclosure:
Interest	7	7
Income taxes	32	65
Increase (Decrease) In Other Liability, Excluding Deferred Rent	$ (16)	$ (14)